SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 February 8, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               92
                                                  -----------------------

Form 13F Information Table Value Total:             108653(x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1848    21418 SH            SOLE          18118           3300
Abbott Labs                    COM              002824100      872    18210 SH            SOLE           7910          10300
Accenture PLC                  SHS CL A         G1151C101      904    18650 SH            SOLE          18650
Air Prods & Chems Inc          COM              009158106      571     6275 SH            SOLE           3275           3000
American Express               COM              025816109     1148    26746 SH            SOLE          26746
Apple Computer Inc             COM              037833100      705     2185 SH            SOLE           2185
AT&T                           COM              00206R102      223     7605 SH            SOLE           6188           1417
Auto Data Processing           COM              053015103     1230    26577 SH            SOLE          16227          10350
B O K Financial Cp New         COM NEW          05561Q201      639    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103      997    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      204    15288 SH            SOLE           8668           6620
Bard                           COM              067383109      284     3090 SH            SOLE           3090
Becton Dickinson & Co          COM              075887109      316     3740 SH            SOLE            740           3000
Berkshire Hathaway Cl A        CL A             084670108     1205       10 SH            SOLE              0             10
Berkshire Hathaway Cl B        CL B             084670207      685     8545 SH            SOLE           8545
BHP Billiton Ltd ADR           Spons ADR        05545E209      376     4044 SH            SOLE             44           4000
Capital One Financial          COM              14040H105      459    10793 SH            SOLE          10793
Chevron Corp                   COM              166764100      832     9123 SH            SOLE           9123
Church & Dwight Co Inc         COM              171340102      298     4318 SH            SOLE           3268           1050
Cintas Corp                    COM              172908105      652    23306 SH            SOLE          23306
Cisco Systems Inc              COM              17275R102     2139   105717 SH            SOLE          92717          13000
Citigroup Inc                  COM              172967101     1134   239800 SH            SOLE         239800
Clorox Company                 COM              189054109      949    15000 SH            SOLE           9500           5500
Coca Cola                      COM              191216100     1034    15718 SH            SOLE           8950           6768
Colgate Palmolive Co           COM              194162103      531     6611 SH            SOLE           1611           5000
Costco                         COM              22160k105      726    10050 SH            SOLE           9750            300
Devon Energy                   COM              25179m103     2633    33531 SH            SOLE          25006           8525
Disney Walt Co                 COM              254687106      770    20525 SH            SOLE          20275            250
Eaton Corp                     COM              278058102      406     4000 SH            SOLE              0           4000
Emerson Electric               COM              291011104     2425    42425 SH            SOLE          21225          21200
Enterprise Prd Prtnrs Lp       COM              293792107     1193    28660 SH            SOLE          13660          15000
Exxon Mobil                    COM              30231G102     6032    82490 SH            SOLE          44219          38271
Fastenal Co                    COM              311900104      222     3700 SH            SOLE           3700
General Electric               COM              369604103     2314   126524 SH            SOLE         115430          11094
General Mills Inc              COM              370334104      315     8860 SH            SOLE            860           8000
Genuine Parts Co               COM              372460105      257     5000 SH            SOLE              0           5000
Google Inc Class A             COM              38259P508      398      670 SH            SOLE            620             50
Grainger                       COM              384802104      200     1450 SH            SOLE           1450
Home Depot                     COM              437076102     1193    34029 SH            SOLE          33029           1000
IBM                            COM              459200101     1543    10515 SH            SOLE           6483           4032
Illinois Tool Works            COM              452308109      375     7025 SH            SOLE           7025
Intel                          COM              458140100      439    20883 SH            SOLE          18883           2000
iShares                        BARCLYS TIPS BD  464287176     3459    32175 SH            SOLE          29975           2200
iShares                        MSCI ACWI EX     464288240     2114    48000 SH            SOLE              0          48000
iShares                        MSCI EAFE IDX    464287465      608    10451 SH            SOLE           9451           1000
iShares                        MSCI Emerg Mkts  464287234      685    14368 SH            SOLE          14368
iShares                        Russell 1000 Gr  464287614     7557   131977 SH            SOLE         131977
iShares                        Russell 3000 Idx 464287689      573     7650 SH            SOLE           7650
iShares                        S&P 500 Idx      464287200     6893    54600 SH            SOLE          54350            250
iShares                        US PFD STK IDX   464288687      316     8152 SH            SOLE           8152
Johnson & Johnson              COM              478160104     3503    56633 SH            SOLE          46233          10400
JP Morgan Chase & Co           COM              46625H100      636    14996 SH            SOLE          14996
Kinder Morgan Mgmt LLC         COM              49455U100     2266    33879 SH            SOLE          24235           9644
Kraft Foods Inc                CL A             50075N104     1967    62426 SH            SOLE          45926          16500
Lowes Companies                COM              548661107      258    10300 SH            SOLE          10300
McDonalds                      COM              580135101     1375    17918 SH            SOLE           7918          10000
McGraw Hill                    COM              580645109      373    10250 SH            SOLE           9650            600
Medcohealth Solutions          COM              58405u102      380     6201 SH            SOLE           2258           3943
Medtronic Inc                  COM              585055106     1330    35871 SH            SOLE          28871           7000
Merck & Co                     COM              589331107      780    21643 SH            SOLE           7543          14100
Microsoft                      COM              594918104     3126   112019 SH            SOLE          86861          25158
MV Oil Trust                   TR UNITS         553859109      893    22400 SH            SOLE           3400          19000
Northern Trust 	Corp           COM              665859104      290     5232 SH            SOLE           5232
Novartis AG                    Spons ADR        66987V109      219     3717 SH            SOLE           3717
OGE Energy Corp.               COM              670837103      465    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      594    23380 SH            SOLE          23380
Paychex Inc                    COM              704326107      729    23595 SH            SOLE          23595
Pepsico Inc                    COM              713448108     1322    20240 SH            SOLE          15240           5000
Pfizer                         COM              717081103     1065    60801 SH            SOLE          59925            876
PIMCO ETF                      ENHAN SHRT MAT   72201R833      249     2475 SH            SOLE           2475
Pinnacle West Capital Cp       COM              723484101      322     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      372    13500 SH            SOLE          13500
Procter & Gamble               COM              742718109     3138    48774 SH            SOLE          32774          16000
Royal Dutch Shell PLC          SPONS ADR A      780259206      361     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      769    11555 SH            SOLE           6555           5000
SPDR S&P 500 ETF               UNIT SER 1 S&P   78462F103      360     2861 SH            SOLE           2861
State Street Corp              COM              857477103      339     7308 SH            SOLE           5708           1600
Stryker                        COM              863667101      544    10125 SH            SOLE           5125           5000
Sysco                          COM              871829107     1467    49902 SH            SOLE          48402           1500
T. Rowe Price Group Inc        COM              74144t108      626     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      906    15060 SH            SOLE          12460           2600
Techne Corp Common             COM              878377100      263     4000 SH            SOLE              0           4000
United Parcel Service B        COM              911312106     1363    18785 SH            SOLE          17785           1000
US Bancorp                     COM              902973304     2001    74203 SH            SOLE          68259           5944
Vanguard Emerging Markets ETF  EMR MKT ETF      922042858     4372    90799 SH            SOLE          89499           1300
Vanguard BD Index FD           Total BND Market 921937835      261     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      411    11476 SH            SOLE          11076            400
Wal Mart Stores Inc            COM              931142103     1759    32614 SH            SOLE          26901           5713
Waters Corp                    COM              941848103      428     5504 SH            SOLE           5504
Wellpoint Inc                  COM              94973V107      669    11757 SH            SOLE          11757
Western Union                  COM              959802109     1676    90274 SH            SOLE          85274           5000
Windstream Corp                COM              97381W104      545    39111 SH            SOLE          24010          15101

REPORT SUMMARY                                      TOTAL   $ 108653(x 1000)


